FINANCE COSTS, NET	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
FINANCE COSTS, NET

8 FINANCE COSTS, NET

	Year ended	Year ended	Year ended
	March 31, 2026	March 31, 2025	March 31, 2024
	USD	USD	USD
Interest on
Convertible loan notes	-	238,960	266,520
Loan from immediate holding company	-	129,423	187,584
Loan from a related company	-	24,548	80,219
Lease liabilities	12,134	17,236	18,328
Others	7,617	-	-
	19,751	410,167	552,651